Prepaid and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets
	November 30, 2023	February 28, 2023
Prepaid marketing expenses	$100	$100
Prepaid legal expenses	15,218	-
Prepaid other expenses	12,181	8,513
Total	$27,499	$8,613

	February 28, 2023	February 28, 2022
Prepaid marketing expenses	$100	$-
Prepaid other expenses	8,513	3,424
Prepaid cost of sales	-	53,985
Total	$8,613	$57,409